Annual Total Returns[BarChart] - Thrivent Small Cap Index Portfolio - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.54%	15.95%	40.83%	5.36%	(2.17%)	26.12%	13.13%	(8.65%)	22.49%	11.11%